Financial Risk Management Objectives and Policies - Assets and Liabilities not Measured at a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	$ 2,372	$ 2,511
Fair Value	2,319	2,414
Other long-term debt
Disclosure of financial assets and liabilities [Line Items]
Carrying Amount	2,372	2,511
Fair Value	$ 2,319	$ 2,414